Consolidated Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 601,275	$ 560,167		$ 538,431		$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380		$ 717,259	$ 1,337,084	$ 1,266,741	$ 2,365,339	$ 2,355,492	$ 2,257,536
Cost of goods sold	(418,934)					(390,514)								(932,085)	(881,221)	(1,654,093)	(1,650,166)	(1,579,016)
Distribution costs	(11,763)					(11,511)								(26,280)	(25,278)	(46,663)	(44,189)	(44,829)
Gross profit	170,578	154,478		149,863		160,336		150,878	152,925	154,982	199,906		202,352	378,719	360,242	664,583	661,137	633,691
Operating expenses:
Wages, salaries and benefits	(80,787)					(75,125)								(184,832)	(174,355)	(320,626)	(317,738)	(310,800)
Selling and general expenses	(26,874)					(22,400)								(63,182)	(52,218)	(99,841)	(103,153)	(104,841)
Administrative expenses	(27,072)					(18,543)								(49,326)	(42,413)	(82,404)	(79,780)	(102,754)
Rent expense, net	(5,311)					(3,568)								(12,876)	(9,548)	(21,225)	(18,856)	(19,135)
Depreciation and amortization	(13,048)					(12,023)								(30,052)	(28,052)	(52,617)	(51,205)	(62,353)
Advertising	(5,682)					(5,118)								(11,449)	(10,764)	(19,314)	(18,789)	(23,175)
Impairment charges																	(2,791)
Total operating expenses	(158,774)					(136,777)								(351,717)	(317,350)	(596,027)	(592,312)	(623,058)
Operating (loss) income	11,804	7,215		18,449		23,559		15,605	20,742	14,908	19,333		17,570	27,002	42,892	68,556	68,825	10,633
Bargain purchase (Note 2)																		15,681
Loss on debt extinguishment																(31,205)		(1,041)
Interest expense, net	(16,742)					(13,709)								(35,714)	(32,021)	(58,893)	(61,698)	(61,231)
Equity (loss) income from subsidiaries
(Loss) income before income taxes	(4,938)					9,850								(8,712)	10,871	(21,542)	7,127	(35,958)
Income tax (expense) benefit	(378)	(347)		(339)		(352)		(305)	(305)	(318)	(370)		(367)	(805)	(722)	(1,408)	(1,295)	9,004
Net (loss) income	(5,316)	(37,803)	[1]	4,704	[1]	9,498	[1]	1,187	6,440	293	651	[1]	(2,088)	(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	(5,316)					9,498								(9,517)	10,149	(25,259)	4,907	(27,425)
Tops Holding II Corporation [Member]
Net sales
Cost of goods sold
Distribution costs
Gross profit
Operating expenses:
Wages, salaries and benefits
Selling and general expenses
Administrative expenses	(10,635)					(409)								(10,893)	(954)	(2,078)	(1,768)	(1,258)
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	(10,635)					(409)								(10,893)	(954)	(2,078)	(1,768)	(1,258)
Operating (loss) income	(10,635)					(409)								(10,893)	(954)	(2,078)	(1,768)	(1,258)
Bargain purchase (Note 2)
Loss on debt extinguishment
Interest expense, net	(2,401)													(2,401)
Equity (loss) income from subsidiaries	7,720					9,907								3,777	11,103	(20,872)	7,600	(25,696)
(Loss) income before income taxes	(5,316)					9,498								(9,517)	10,149	(22,950)	5,832	(26,954)
Income tax (expense) benefit
Net (loss) income	(5,316)					9,498								(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	(5,316)					9,498								(9,517)	10,149	(25,259)	4,907	(27,425)
Tops Holding LLC [Member]
Net sales
Cost of goods sold
Distribution costs
Gross profit
Operating expenses:
Wages, salaries and benefits
Selling and general expenses
Administrative expenses	(219)					(219)								(512)	(511)	(950)	(950)	(950)
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	(219)					(219)								(512)	(511)	(950)	(950)	(950)
Operating (loss) income	(219)					(219)								(512)	(511)	(950)	(950)	(950)
Bargain purchase (Note 2)
Loss on debt extinguishment
Interest expense, net
Equity (loss) income from subsidiaries	7,939					10,126								4,289	11,614	(19,922)	8,550	(23,994)
(Loss) income before income taxes	7,720					9,907								3,777	11,103	(20,872)	7,600	(24,944)
Income tax (expense) benefit																		(752)
Net (loss) income	7,720					9,907								3,777	11,103	(20,872)	7,600	(25,696)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	7,720					9,907								3,777	11,103	(23,181)	6,675	(26,167)
Tops Markets, LLC [Member]
Net sales	461,842					423,588								1,029,643	961,236	1,795,842	1,774,927	1,704,977
Cost of goods sold	(326,112)					(298,231)								(727,494)	(679,315)	(1,274,836)	(1,260,068)	(1,208,582)
Distribution costs	(8,661)					(8,279)								(19,464)	(18,280)	(33,901)	(31,638)	(31,899)
Gross profit	127,069					117,078								282,685	263,641	487,105	483,221	464,496
Operating expenses:
Wages, salaries and benefits	(60,340)					(54,433)								(137,703)	(126,620)	(233,362)	(228,947)	(223,276)
Selling and general expenses	(20,338)					(16,268)								(48,018)	(38,785)	(74,275)	(73,186)	(71,629)
Administrative expenses	(12,209)					(13,544)								(28,392)	(30,782)	(60,499)	(57,080)	(81,425)
Rent expense, net	(3,181)					(1,529)								(7,976)	(4,787)	(12,350)	(9,707)	(9,493)
Depreciation and amortization	(10,278)					(8,933)								(23,435)	(20,897)	(39,197)	(38,812)	(55,005)
Advertising	(4,341)					(3,734)								(8,790)	(7,919)	(14,307)	(13,292)	(15,819)
Impairment charges
Total operating expenses	(110,687)					(98,441)								(254,314)	(229,790)	(433,990)	(421,024)	(456,647)
Operating (loss) income	16,382					18,637								28,371	33,851	53,115	62,197	7,849
Bargain purchase (Note 2)
Loss on debt extinguishment																(31,205)		(1,041)
Interest expense, net	(14,308)					(13,665)								(33,231)	(31,916)	(58,706)	(61,469)	(61,125)
Equity (loss) income from subsidiaries	3,770					3,325								6,012	6,282	11,042	5,507	18,631
(Loss) income before income taxes	5,844					8,297								1,152	8,217	(25,754)	6,235	(35,686)
Income tax (expense) benefit	2,095					1,829								3,137	3,397	5,832	2,315	11,692
Net (loss) income	7,939					10,126								4,289	11,614	(19,922)	8,550	(23,994)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	7,939					10,126								4,289	11,614	(22,231)	7,625	(24,465)
Guarantor Subsidiaries [Member]
Net sales	139,651					138,995								308,022	306,089	570,762	581,858	553,742
Cost of goods sold	(92,822)					(92,283)								(204,591)	(201,906)	(379,257)	(390,098)	(370,434)
Distribution costs	(3,102)					(3,232)								(6,816)	(6,998)	(12,762)	(12,551)	(12,930)
Gross profit	43,727					43,480								96,615	97,185	178,743	179,209	170,378
Operating expenses:
Wages, salaries and benefits	(20,447)					(20,692)								(47,129)	(47,735)	(87,264)	(88,791)	(87,524)
Selling and general expenses	(6,754)					(6,354)								(15,745)	(14,017)	(26,831)	(31,260)	(34,395)
Administrative expenses	(4,009)					(4,371)								(9,529)	(10,166)	(18,877)	(19,982)	(19,121)
Rent expense, net	(2,130)					(2,039)								(4,900)	(4,761)	(8,875)	(9,149)	(9,642)
Depreciation and amortization	(2,770)					(3,090)								(6,617)	(7,155)	(13,420)	(12,393)	(7,348)
Advertising	(1,341)					(1,384)								(2,659)	(2,845)	(5,007)	(5,497)	(7,356)
Impairment charges																	(2,791)
Total operating expenses	(37,451)					(37,930)								(86,579)	(86,679)	(160,274)	(169,863)	(165,386)
Operating (loss) income	6,276					5,550								10,036	10,506	18,469	9,346	4,992
Bargain purchase (Note 2)																		15,681
Loss on debt extinguishment
Interest expense, net	(33)					(44)								(82)	(105)	(187)	(229)	(106)
Equity (loss) income from subsidiaries
(Loss) income before income taxes	6,243					5,506								9,954	10,401	18,282	9,117	20,567
Income tax (expense) benefit	(2,473)					(2,181)								(3,942)	(4,119)	(7,240)	(3,610)	(1,936)
Net (loss) income	3,770					3,325								6,012	6,282	11,042	5,507	18,631
Change in post retirement benefit obligations
Other comprehensive income
Comprehensive (loss) income	3,770					3,325								6,012	6,282	11,042	5,507	18,631
Eliminations [Member]
Net sales	(218)					(222)								(581)	(584)	(1,265)	(1,293)	(1,183)
Cost of goods sold
Distribution costs
Gross profit	(218)					(222)								(581)	(584)	(1,265)	(1,293)	(1,183)
Operating expenses:
Wages, salaries and benefits
Selling and general expenses	218					222								581	584	1,265	1,293	1,183
Administrative expenses
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	218					222								581	584	1,265	1,293	1,183
Operating (loss) income
Bargain purchase (Note 2)
Loss on debt extinguishment
Interest expense, net
Equity (loss) income from subsidiaries	(19,429)					(23,358)								(14,078)	(28,999)	29,752	(21,657)	31,059
(Loss) income before income taxes	(19,429)					(23,358)								(14,078)	(28,999)	29,752	(21,657)	31,059
Income tax (expense) benefit
Net (loss) income	(19,429)					(23,358)								(14,078)	(28,999)	29,752	(21,657)	31,059
Change in post retirement benefit obligations																4,618	1,850	942
Other comprehensive income
Comprehensive (loss) income	$ (19,429)					$ (23,358)								$ (14,078)	$ (28,999)	$ 34,370	$ (19,807)	$ 32,001

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.